UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 19, 2022 to December 16, 2022

Commission File Number of issuing entity:  333-206677-20

Central Index Key Number of issuing entity:  0001719199

Wells Fargo Commercial Mortgage Trust 2017-C41
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4046745
38-4046746
38-7187348
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on December 29, 2022 (SEC Accession No. 0001888524-22-016206) (the "Original 10-D").  The purpose of this amendment is to include information under Item 1B of the Original 10-D regarding the appointment of BellOak, LLC as operating advisor and as asset representations reviewer.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 16, 2022 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-C41.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2017-C41 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on December 16, 2022

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	1	$11,949,691.89

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2017-C41 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from November 19, 2022 to December 16, 2022.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on November 10, 2022. The CIK number for the Depositor is 0000850779.

Barclays Bank PLC  ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 3, 2022. The Central Index Key number for Barclays is 0000312070.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2022. The Central Index Key number for Argentic is 0001624053.

Ladder Capital Finance LLC ("LCF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2022. The Central Index Key number for LCF is 0001541468.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 10, 2022. The Central Index Key number for Wells Fargo is 0000740906.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 29, 2022 under Commission File No. 333-206677-20 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 29, 2022 under Commission File No. 333-206677-20 and incorporated by reference herein).

Item 1B. Asset Representations Reviewer and Investor Communication.

Pursuant to Section 12.03 and Section 3.26(n) of the pooling and servicing agreement, dated as of November 1, 2017 (the Pooling and Servicing Agreement”), among Wells Fargo Commercial Mortgage Securities, Inc., as depositor, Wells Fargo Bank, National Association, as master servicer, Argentic Services Company LP, as successor to LNR Partners, LLC, as special servicer, Wells Fargo Bank, National Association, as certificate administrator, Wilmington Trust, National Association, as trustee, and Trimont Real Estate Advisors, LLC (“Trimont”), as operating advisor and as asset representations reviewer, Trimont resigned as operating advisor and as asset representations reviewer and BellOak, LLC (“BellOak”), a California limited liability company, was appointed as the replacement operating advisor and as replacement asset representations reviewer, effective as of December 14, 2022.

Capitalized terms used, but not defined, in this Form 10-D/A have the meanings set forth in the Pooling and Servicing Agreement, a copy of which was filed as Exhibit 4.1 to the Current Report on Form 8-K filed by the issuing entity with the Securities and Exchange Commission on November 30, 2017.

BellOak, LLC

BellOak will act as the operating advisor and asset representations reviewer under the Pooling and Servicing Agreement with respect to each Mortgage Loan (other than any Non-Serviced Mortgage Loan). BellOak has an address at 200 N. Pacific Coast Highway, Suite 1400, El Segundo, California 90245 and its telephone number is (332) 236-8495.  BellOak is a California limited liability company.

BellOak is a privately held commercial real estate finance advisory firm headquartered in El Segundo, California. BellOak is a dedicated CMBS Operating Advisor that has been organized to provide the requisite independent, third-party surveillance and oversight on behalf of CMBS certificateholders.

BellOak’s technology utilizes an asset management platform that leverages best in class software with a dedicated technology team to customize for idiosyncratic needs.

There are no legal proceedings pending against BellOak, or any property of BellOak, that are material to the Certificateholders, nor does BellOak have actual knowledge of any proceedings of this type contemplated by governmental authorities.

As of September 30, 2023, BellOak was acting as operating advisor or trust advisor for commercial mortgage-backed securities transactions with an approximate aggregate initial principal balance of $27.1 billion issued in 28 transactions.

As of September 30, 2023, BellOak was acting as asset representations reviewer for commercial mortgage-backed securities transactions with an approximate aggregate initial principal balance of $8.0 billion issued in 9 transactions.

BellOak satisfies each of the criteria of the definition of “Eligible Operating Advisor” set forth in the Pooling and Servicing Agreement. BellOak: (a) is an operating advisor on commercial mortgage-backed securities transactions rated by the Rating Agencies (including this transaction) but has not been an operating advisor on a transaction for which any Rating Agency has qualified, downgraded or withdrawn its rating or ratings of one or more classes of certificates for such transaction citing servicing or other relevant concerns with BellOak as the sole or a material factor in such rating action; (b) can and will make the representations and warranties of the Operating Advisor set forth in the Pooling and Servicing Agreement; (c) is not (and is not affiliated (including Risk Retention Affiliated) with) the Depositor, the Trustee, the Certificate Administrator, the Master Servicer, the Special Servicer, a Mortgage Loan Seller, the Directing Certificateholder, the Retaining Party or a depositor, a trustee, a certificate administrator, a master servicer or a special servicer with respect to the securitization of a Companion Loan, or any of their respective Affiliates (including Risk Retention Affiliates); (d) has not been paid by the Special Servicer or successor special servicer any fees, compensation or other remuneration (x) in respect of its obligations under the Pooling and Servicing Agreement or (y) for the appointment or recommendation for replacement of a successor special servicer to become a special servicer under the Pooling and Servicing Agreement; (e)(i) has (or its principals have) been regularly engaged in the business of analyzing and advising clients in commercial mortgage-backed securities matters and has at least five (5) years of experience in collateral analysis and loss projections and (ii) has (or its principals have) at least five (5) years of experience in commercial real estate asset management and experience in the workout and management of distressed commercial real estate assets; and (f) does not directly or indirectly, through one or more affiliates or otherwise, own or have derivative exposure in any interest in any Certificates, any Mortgage Loan, any Companion Loan or securities backed by a Companion Loan or otherwise have any financial interest in the securitization transaction to which the Pooling and Servicing Agreement relates, other than in fees from its role as Operating Advisor and Asset Representations Reviewer).

In addition, BellOak believes that its financial condition will not have any material adverse effect on the performance of its duties under the Pooling and Servicing Agreement.

BellOak is not (and is not affiliated (including Risk Retention Affiliated) with) the Depositor, the Trustee, the Certificate Administrator, the Master Servicer, the Special Servicer, a Mortgage Loan Seller, the Directing Certificateholder, the Retaining Party or a depositor, a trustee, a certificate administrator, a master servicer or a special servicer with respect to the securitization of a Companion Loan, or any of their respective Affiliates (including Risk Retention Affiliates).

The operating advisor and the asset representations reviewer will only be liable under the Pooling and Servicing Agreement to the extent of the obligations specifically imposed by the Pooling and Servicing Agreement, and no implied duties or obligations may be asserted against the operating advisor or the asset representations reviewer. BellOak’s duties, responsibilities, rights and obligations as operating advisor and as asset representations reviewer, including those related to indemnification removal, replacement, resignation and transfer, are set forth in the Pooling and Servicing Agreement and are as described in the prospectus of the registrant relating to the issuing entity filed on November 30, 2017 pursuant to Rule 424(b)(2)).

The foregoing information under this heading “BellOak, LLC” has been provided by BellOak.

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2017-C41, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	11/18/2022	$0.00
Current Distribution Date	12/16/2022	$0.00

*REO Account
Prior Distribution Date	11/18/2022	$0.00
Current Distribution Date	12/16/2022	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2017-C41, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	11/18/2022	$5,189.74
Current Distribution Date	12/16/2022	$5,007.91

Interest Reserve Account
Prior Distribution Date	11/18/2022	$0.00
Current Distribution Date	12/16/2022	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	11/18/2022	$0.00
Current Distribution Date	12/16/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-C41, relating to the December 16, 2022 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 29, 2022 under Commission File No. 333-206677-20  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 29, 2022 under Commission File No. 333-206677-20  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony J. Sfarra
Anthony J. Sfarra, President

Date: January 18, 2024